Average Annual Total Returns - Investor Class and Class H - U.S. Government Money Market Fund - Money Market	1 Year	5 Years	10 Years	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions 10 Years	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Return After Taxes on Distributions and Sale of Fund Shares 10 Years
Total	0.17%	0.47%	0.24%